Taxes on Income (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 22, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income (Textual)
Israeli corporate income tax rate			24.00%	25.00%	26.50%
Income tax rate, description				The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Limitation of tax benefits, description			The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Israeli Companies began to utilize such tax benefits in 2010.
Tax-exempt income			$ 74,896
Reduced corporate tax rate income			$ 18,724
Corporate tax rate, description			A Preferred Company is entitled to a reduced corporate flat tax rate of 16% with respect to its preferred income, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 9%. Income derived by a Preferred Company from a "Special Preferred Enterprise" (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.
Dividends paid percentage				20.00%		20.00%
Undistributed earnings of foreign subsidiaries			$ 4,900
Carryforward operating tax losses			50,763
Unrecognized tax benefits			54	$ 0	$ 26
Uncertain tax positions			60	$ 96
Subject to a tax rate		9.00%		7.50%
Undistributed earnings corporate rate			491
Re-measurement deferred tax balance			$ 355
Minimum [Member]
Taxes on Income (Textual)
Subject to a tax rate	21.00%
Maximum [Member]
Taxes on Income (Textual)
Subject to a tax rate	35.00%